Operations (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill	$ 397,397	$ 401,872
Intangible assets	182,164	72,337
Other intangible assets	98,672	14,339
Easynvests [Member]
IfrsStatementLineItems [Line Items]
Goodwill	381,125	392,989
Intangible assets	34,086	45,061
Cognitect Inc [Member]
IfrsStatementLineItems [Line Items]
Goodwill	831	831
Intangible assets	2,673	4,889
Spin Pay [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,060	5,372
Intangible assets	6,044	8,048
Akala [Member]
IfrsStatementLineItems [Line Items]
Goodwill		$ 2,680
Olivia [Member]
IfrsStatementLineItems [Line Items]
Goodwill	10,381
Intangible assets	$ 40,689